Business Acquisition (Narrative) (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Jun. 01, 2021 CAD ($) Share	Jun. 01, 2021 CAD ($) Share Year $ / shares	Jul. 31, 2021 CAD ($) Share Year $ / shares	Jul. 31, 2020 CAD ($) Year $ / shares
Disclosure of detailed information about business combination [line items]
Risk free interest rate of options			1.24%	1.79%
Expected life of options (years) | Year			5	5
Expected volatility, share options granted			85.00%	75.00%
Exercise price of options granted | $ / shares			$ 17.03	$ 26.04
Lending of convertible debenture receivable			$ 19,500	$ 0
Net revenue			123,769	80,784
Net loss			(114,814)	$ (546,489)
Zenabis Global Inc
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%	100.00%
Exchange ratio	0.01772	0.01772
Lending of convertible debenture receivable		$ 19,500
Convertible debentures interest rate		8.00%
Net revenue			6,800
Net loss			1,513
Increase in net revenue based on management estimates if acquisition had occurred earlier			54,746
Increase in net loss based on management estimates if acquisition had occurred earlier			9,078
Total expensed commission and transaction costs			9,634
Share-based compensation			$ 3,614
Number of shares issued | Share	17,579,336	17,579,336	448,639
Settlement of pre-existing debt	$ 20,760	$ 20,760
Cultivation and processing license	28,914	$ 28,914
Percentage of decrease in valuation cultivation and processing license		10.00%
Decrease in valuation of cultivation and processing license	6,336
Reduce valuation of cultivation and production ramp up	$ 18,665
Zenabis Global Inc | Warrant reserves
Disclosure of detailed information about business combination [line items]
Volatility rate of warrants		96.00%
Stock price of warrants | $ / shares		$ 8.61
Zenabis Global Inc | Warrant reserves | Minimum
Disclosure of detailed information about business combination [line items]
Risk free rate of warrants		0.31%
Expected life of warrants		3 months 25 days
Exercise price of warrants | $ / shares		$ 3.96
Zenabis Global Inc | Warrant reserves | Maximum
Disclosure of detailed information about business combination [line items]
Risk free rate of warrants		0.74%
Expected life of warrants		4 years 4 months 6 days
Exercise price of warrants | $ / shares		$ 151.24
Zenabis Global Inc | Replacement Options
Disclosure of detailed information about business combination [line items]
Expected volatility, share options granted		96.00%
Stock price of options | $ / shares		$ 8.61
Zenabis Global Inc | Replacement Options | Minimum
Disclosure of detailed information about business combination [line items]
Risk free interest rate of options		0.31%
Expected life of options (years) | Year		0.25
Exercise price of options granted | $ / shares		$ 2.54
Zenabis Global Inc | Replacement Options | Maximum
Disclosure of detailed information about business combination [line items]
Risk free interest rate of options		0.74%
Expected life of options (years) | Year		4.49
Exercise price of options granted | $ / shares		$ 234.7